Pensions - Net pension liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 214	$ 242	$ 238
Interest cost	0	0	192
Interest income	0	0	148
Losses (gains) from curtailment, settlement or plan amendment	20	15	109
Changes in notional contribution liability	55	51	50
Net pension liability	(2,990)	(2,599)
Asset recognised as non-current pension assets (funded plan)	831	1,306
Liability recognised as non-current pension liabilities (unfunded plans)	(3,820)	(3,904)
Actual return on assets	1	431
Funded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	4,392
Defined benefit obligations, ending balance	4,359	4,392
Unfunded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	3,894
Defined benefit obligations, ending balance	3,817	3,894
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	8,286	7,791
Current service cost	214	243
Interest cost	182	219
Actuarial (gains) losses - Financial assumptions	174	(26)
Actuarial (gains) losses - Experience	27	21
Benefits paid	(219)	(311)
Losses (gains) from curtailment, settlement or plan amendment	(1)	13
Paid-up policies	(18)	(84)
Foreign currency translation	(469)	411
Changes in notional contribution liability	55	52
Defined benefit obligations, ending balance	8,176	8,286	7,791
Defined benefit plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets, beginning balance	5,687	5,250
Interest income	136	148
Return on plan assets (excluding interest income)	(135)	283
Company contributions	49	39
Benefits paid	(217)	(196)
Paid-up policies and personal insurance	(18)	(121)
Foreign currency translation	(315)	283
Fair value of plan assets, ending balance	$ 5,187	$ 5,687	$ 5,250